SCHEDULE OF COST OF SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories
Inventory	$ 4,529,655	$ 3,738,980	$ 6,048,348
Consulting and services	451,984	549,448	730,170
Other	181,212	202,300	35,866
Cost of sales	$ 5,162,851	$ 4,490,728	$ 6,814,384